Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Changes in Standardized Measure of Discounted Future (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Standardized measure of discounted future net cash flows, beginning of year	[1]	$ 140,021	$ 31,118
Contribution of HighPeak II to Predecessors	[1]		10,488
Sales of oil and natural gas, net of production costs	[1]	(15,648)	(4,294)
Extensions and discoveries, net of future development costs	[1]	172,478	85,626
Net changes in prices and production costs	[1]	(50,728)	(6,755)
Changes in estimated future development costs	[1]	6,466	9,483
Purchases of minerals in place	[1]	600	14
Revisions of previous quantity estimates	[1]	(41,646)	8,232
Accretion of discount	[1]	14,134	3,165
Net changes in income taxes (1)	[1],[2]	(10,675)	(857)
Net changes in timing of production and other	[1]	7,190	3,801
Standardized measure of discounted future net cash flows, end of year	[1]	$ 222,192	$ 140,021

[1]	The year ended December 31, 2020 in the table above reflects the change in standardized measure from that of HPK LP, our Predecessor, as of December 31, 2019 to that of the Company as of December 31, 2020 and amounts are combined for the period from January 1, 2020 to August 21, 2020 of HPK LP and from August 22, 2020 to December 31, 2020 of the Company. There was no third-party reserve report prepared as of August 21, 2020 from which to compute a standardized measure from as of that date. The year ended December 31, 2019 in the table above reflects the change in standardized measure from that of HighPeak I, HPK LP's Predecessor, as of December 31, 2018 to that of HPK LP as of December 31, 2019 and amounts are combined for the period from January 1, 2019 to September 30, 2019 of HighPeak I and from October 1, 2019 to December 31, 2019 of HPK LP. There was no third-party reserve report prepared for HighPeak I as of October 1, 2019 from which to compute a standardized measure from as of that date. We believe the table above accurately reflects the change in standardized measure for the Predecessors and Successor in a meaningful context.
[2]	Effective with the HighPeak business combination that closed on August 21, 2020, the Company became a corporation for tax purposes. As such, the "Net change in income taxes" in the table above for the year ended December 31, 2020 reflects that change in tax status. Prior to the HighPeak business combination, the Predecessors had elected to be treated as a partnership for income tax purposes. Accordingly, federal taxable income and losses are reported on the income tax returns of the Predecessor's partners. The Predecessors were subject to margin / franchise taxes in Texas, which is reflected as "Net change in income taxes" in the table above for the year ended December 31, 2019.